MFS Total Return Portfolio Expense Example - MFS Total Return Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	796
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,094
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	976
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	$ 1,035